Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2019
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans

The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions of yen)
Service cost-benefits earned during the fiscal year	44,367	43,649	43,698
Interest costs on projected benefit obligations	5,724	7,471	6,933
Expected return on plan assets	(35,969)	(34,916)	(38,518)
Amortization of prior service cost (benefits)	(195)	214	152
Amortization of net actuarial loss (gain)	780	411	(7,886)
Special termination benefits	3,857	3,960	2,929

Net periodic benefit cost	18,564	20,789	7,308

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2018 and 2019 are summarized as follows:

	2018	2019
	(in millions of yen)
Net actuarial gain (loss)	216,777	(21,300)
Amortization of net actuarial loss (gain)	411	(7,886)
Prior service benefits (cost)	(348)	(109)
Amortization of prior service cost (benefits)	214	152

Total recognized in other comprehensive income (loss) before-tax	217,054	(29,143)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2017	2018	2019
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.47%	0.43%	0.34%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.37%	0.47%	0.43%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80-4.80%
Expected rates of return on plan assets	1.73%	1.58%	1.60%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2018 and 2019 for the plans of MHFG and its subsidiaries:

	2018	2019
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,545,893	1,559,356
Service cost	43,649	43,698
Interest cost	7,471	6,933
Plan participants’ contributions	1,233	1,229
Amendments	348	109
Actuarial loss (gain)	30,633	49,085
Foreign exchange translation	(32)	(817)
Benefits paid	(53,167)	(52,618)
Lump-sum payments	(16,672)	(16,157)

Benefit obligations at end of fiscal year	1,559,356	1,590,818

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,200,812	2,405,730
Actual return (negative return) on plan assets	280,251	66,652
Foreign exchange translation	(113)	(390)
Partial withdrawal of assets from employee retirement benefits trusts (Note)	(66,565)	(27,534)
Employer contributions	43,279	20,487
Plan participants’ contributions	1,233	1,229
Benefits paid	(53,167)	(52,618)

Fair value of plan assets at end of fiscal year	2,405,730	2,413,556

Funded status	846,374	822,738

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	874,191	850,472
Accrued pension liability	(27,817)	(27,734)

Net amount recognized	846,374	822,738

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(1,352)	(1,309)
Net actuarial gain (loss)	291,230	262,044

Net amount recognized	289,878	260,735

Note:

During the fiscal year ended March 31, 2018 and 2019, a subsidiary of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2018 and 2019. No gains or losses have been recognized as a result of this transaction.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2018 and 2019:

	2018	2019
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	59,319	61,579
Fair value of plan assets	31,503	33,845
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	59,319	61,579
Fair value of plan assets	31,503	33,845

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2019 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	34.00%
Foreign equity securities	25.00%
Foreign debt securities	23.00%
General account of life insurance companies	11.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair Value of Plan Assets by Asset Category

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2018 and 2019, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 28 “Fair value”.

	2018					2019
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,330		—	—	1,330	1,317		—	—	1,317
Pooled funds (2)	10		9	—	19	11		4	—	15
Japanese debt securities:
Government bonds	184		—	—	184	190		—	—	190
Pooled funds (2)	—		4	—	4	—		10	—	10
Other	—		25	—	25	—		24	—	24
Foreign equity securities:
Common stocks	108		—	—	108	120		—	—	120
Pooled funds (2)	—		5	—	5	—		5	—	5
Foreign debt securities:
Government bonds	175		6	—	181	178		6	—	184
Pooled funds (2)	—		9	—	9	—		10	—	10
Other	—		16	—	16	—		18	—	18
General account of life insurance companies (3)	—		110	—	110	—		111	—	111
Other	92	(4)	—	—	92	79	(4)	4	—	83
Plan assets measured at net asset value (5)					323					327

Total assets at fair value	1,899		184	—	2,406	1,895		192	—	2,414

Notes:

(1)

This class represents equity securities held in the employee retirement benefit trusts of ¥1,330 billion and ¥1,317 billion carried at fair value at March 31, 2018 and 2019, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)

In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Forecasted Benefit Payments Including Effect of Expected Future Service

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2020	68,890
2021	70,015
2022	70,637
2023	71,370
2024	72,606
2025-2029	351,719